SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Sapiens [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contractual life	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Expected volatility (weighted average)	48.94%	54.29%	60.00%
Risk-free interest rate - Minimum	1.82%	0.95%	0.20%
Risk-free interest rate - Maximum	1.85%	2.10%	1.00%
Maximum [Member]
Expected exercise factor (weighted average)	2	2	2
Minimum [Member]
Expected exercise factor (weighted average)	1.5	1.5	1.5